Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Revenues	$ 597,010	$ 578,710	$ 574,411	$ 562,381	$ 570,977	$ 578,322	$ 582,258	$ 567,619	$ 2,312,512	$ 2,299,176	$ 2,332,724
Total expenses									1,622,619	1,624,625	1,738,381
Operating income									689,893	674,551	594,343
(Loss) income from partially owned entities									(58,131)	(338,785)	423,126
Income from Real Estate Fund									163,034	102,898	63,936
Interest and other investment income (loss), net									38,752	(24,887)	(261,200)
Interest and debt expense									(412,755)	(425,782)	(431,235)
Net gain on disposition of wholly owned and partially owned assets									13,568	2,030	4,856
Income (loss) before income taxes									434,361	(9,975)	393,826
Income tax (expense) benefit									(9,281)	8,717	(8,132)
Income (loss) from continuing operations									425,080	(1,258)	385,694
Income from discontinued operations									583,946	565,998	308,847
Net income									1,009,026	564,740	694,541
Less net income attributable to noncontrolling interests in consolidated subsidiaries									(96,561)	(63,952)	(32,018)
Net income attributable to Vornado Realty L.P.									912,465	500,788	662,523
Interest and debt expense (2)									654,398	758,781	760,523
Depreciation and amortization (2)									685,973	732,757	735,293
Income tax expense (benefit) (2)									24,248	26,371	7,026
EBITDA									2,277,084	2,018,697	2,165,365
Real estate at cost	16,822,358				15,392,968				16,822,358	15,392,968	15,287,078
Investments in partially owned entities	1,246,496				1,249,667				1,246,496	1,249,667	1,704,297
Total assets	21,248,320				20,097,224				21,248,320	20,097,224	22,065,049
New York Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Revenues									1,520,845	1,470,907	1,319,470
Total expenses									946,466	910,498	835,563
Operating income									574,379	560,409	483,907
(Loss) income from partially owned entities									20,701	15,527	207,773
Income from Real Estate Fund									0	0	0
Interest and other investment income (loss), net									6,711	5,357	4,002
Interest and debt expense									(183,427)	(181,966)	(146,350)
Net gain on disposition of wholly owned and partially owned assets									0	0	0
Income (loss) before income taxes									418,364	399,327	549,332
Income tax (expense) benefit									(4,305)	(2,794)	(3,491)
Income (loss) from continuing operations									414,059	396,533	545,841
Income from discontinued operations									463,163	160,314	30,293
Net income									877,222	556,847	576,134
Less net income attributable to noncontrolling interests in consolidated subsidiaries									(8,626)	(10,786)	(2,138)
Net income attributable to Vornado Realty L.P.									868,596	546,061	573,996
Interest and debt expense (2)									241,959	236,645	187,855
Depreciation and amortization (2)									324,239	293,974	252,257
Income tax expense (benefit) (2)									4,395	3,002	3,751
EBITDA									1,439,189	1,079,682	1,017,859
Real estate at cost	9,732,818				8,422,297				9,732,818	8,422,297	8,687,141
Investments in partially owned entities	1,036,130				904,278				1,036,130	904,278	576,336
Total assets	10,752,763				9,255,964				10,752,763	9,255,964	9,215,438
Washington DC Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Revenues									537,151	541,161	554,028
Total expenses									358,019	347,686	360,056
Operating income									179,132	193,475	193,972
(Loss) income from partially owned entities									(3,677)	(6,968)	(5,612)
Income from Real Estate Fund									0	0	0
Interest and other investment income (loss), net									183	129	126
Interest and debt expense									(75,395)	(102,277)	(115,574)
Net gain on disposition of wholly owned and partially owned assets									0	0	0
Income (loss) before income taxes									100,243	84,359	72,912
Income tax (expense) benefit									(242)	14,031	(1,650)
Income (loss) from continuing operations									100,001	98,390	71,262
Income from discontinued operations									0	0	167,766
Net income									100,001	98,390	239,028
Less net income attributable to noncontrolling interests in consolidated subsidiaries									0	0	0
Net income attributable to Vornado Realty L.P.									100,001	98,390	239,028
Interest and debt expense (2)									89,448	116,131	133,625
Depreciation and amortization (2)									145,853	142,409	157,816
Income tax expense (benefit) (2)									288	(15,707)	1,943
EBITDA									335,590	341,223	532,412
Real estate at cost	4,383,418				4,243,048				4,383,418	4,243,048	4,171,879
Investments in partially owned entities	102,635				100,543				102,635	100,543	95,670
Total assets	4,310,974				4,107,636				4,310,974	4,107,636	4,196,694
Other Segment [Member]
Segment Reporting Information [Line Items]
Total Revenues									254,516	287,108	459,226
Total expenses									318,134	366,441	542,762
Operating income									(63,618)	(79,333)	(83,536)
(Loss) income from partially owned entities									(75,155)	(347,344)	220,965
Income from Real Estate Fund									163,034	102,898	63,936
Interest and other investment income (loss), net									31,858	(30,373)	(265,328)
Interest and debt expense									(153,933)	(141,539)	(169,311)
Net gain on disposition of wholly owned and partially owned assets									13,568	2,030	4,856
Income (loss) before income taxes									(84,246)	(493,661)	(228,418)
Income tax (expense) benefit									(4,734)	(2,520)	(2,991)
Income (loss) from continuing operations									(88,980)	(496,181)	(231,409)
Income from discontinued operations									120,783	405,684	110,788
Net income									31,803	(90,497)	(120,621)
Less net income attributable to noncontrolling interests in consolidated subsidiaries									(87,935)	(53,166)	(29,880)
Net income attributable to Vornado Realty L.P.									(56,132)	(143,663)	(150,501)
Interest and debt expense (2)									322,991	406,005	439,043
Depreciation and amortization (2)									215,881	296,374	325,220
Income tax expense (benefit) (2)									19,565	39,076	1,332
EBITDA									502,305	597,792	615,094
Real estate at cost	2,706,122				2,727,623				2,706,122	2,727,623	2,428,058
Investments in partially owned entities	107,731				244,846				107,731	244,846	1,032,291
Total assets	$ 6,184,583				$ 6,733,624				$ 6,184,583	$ 6,733,624	$ 8,652,917